Contingent Consideration (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Contingent Consideration
Summary of financial instruments measured at fair value on a recurring basis

The following table summarizes information about the Company’s financial instruments measured at fair value on a recurring basis, grouped into Level 1 to 3 based on the degree to which the input to fair value is observable (in thousands):

	September 30, 2022
	Level I	Level II	Level III	Total
DBOT - Contingent consideration1	$—	$—	$649	$649
Tree Technology - Contingent consideration2	—	—	119	119
Solectrac - Contingent consideration3	—	—	100	100
Total	$—	$—	$868	$868

	December 31, 2021
	Level I	Level II	Level III	Total
DBOT - Contingent consideration1	$—	$—	$649	$649
Tree Technology - Contingent consideration2	—	—	250	250
Solectrac - Contingent consideration3	—	—	$100	100
Total	$—	$—	$999	$999

1This represents the liability incurred in connection with the acquisition of DBOT shares during the three months ended September 30, 2019 and as remeasured as of April 17, 2020. The contractual period which required periodic remeasurement has expired, and therefore the Company will not remeasure this liability in the future. The fair value of DBOT contingent consideration as of September 30, 2022 was valued using the Black-Scholes Merton method. The Company issued 11.3 million shares during the year ended December 31, 2021 and partially satisfied this liability. No shares have been issued in the nine months ended September 30, 2022.

2This represents the liability incurred in connection with the acquisition of Tree Technology shares during the three months ended December 31, 2019 and as subsequently remeasured as of December 31, 2021 and 2020. The fair value of the Tree Technology contingent consideration was valued using a probability-weighted discounted cash flow approach.

3This represents the liability incurred in connection with the acquisition of Solectrac. The liability represents the fair value of the three contingent considerations that were entered into at closing. The fair value was determined using Monte-Carlo simulations.

The following table summarizes information about the Company’s contingent consideration arrangements measured at fair value on a recurring basis, grouped into Level 1 to 3 based on the degree to which the input to fair value is observable (in thousands):

December 31, 2021
Level 1	Level 2	Level 3	Total
DBOT - Contingent Considerationa	$—	$—	$649	$649
Tree Technology - Contingent Considerationb	—	—	250	250
Solectrac - Contingent Considerationc	—	—	100	100
Total	$—	$—	$999	$999

	December 31, 2020
	Level 1	Level 2	Level 3	Total
DBOT - Contingent Considerationa	$—	$—	$649	$649
Tree Technology - Contingent Considerationb	—	—	250	250
Total	$—	$—	$899	$899

Note

a.

This represents the liability incurred in connection with the acquisition of DBOT shares during the three months ended September 30, 2019 and as remeasured as of April 17, 2020. The contractual period which required periodic remeasurement has expired, and therefore the Company will not remeasure this liability in the future. The fair value of DBOT contingent consideration was valued using the Black-Scholes Merton method. The Company issued 13.1 million shares during the year ended December 31, 2020 and partially satisfied this liability. No shares have been issued in the year ended December 31, 2021.

b.

This represents the liability incurred in connection with the acquisition of Tree Technologies during the three months ended December 31, 2019 and as subsequently remeasured as of December 31, 2021 and 2020. The fair value of the Tree Technology contingent consideration was valued using a probability-weighted discounted cash flow approach.

c.

This represents the liability incurred in connection with the acquisition of Solectrac. The liability represents the fair value of the three contingent considerations that were entered into at closing. The fair value was determined using Monte-Carlo simulations.

Summary of significant inputs and assumptions	The following table summarizes the significant inputs and assumptions used in the model:

	March 31,	December 31,
	2020	2019
Risk-free interest rate	0.1%	1.6%
Expected volatility	30%	30%
Expected term (years)	0.08	0.25
Expected dividend yield	—%	—%

September 30, 2022
Risk-free interest rate	3.4%
Expected volatility	25.0%
Expected discount rate	13.1%

	March 31,	December 31,
	2020	2019
Risk-free interest rate	0.1%	1.6%
Expected volatility	30%	30%
Expected term (years)	0.08	0.25
Expected dividend yield	—%	—%

The following table summarizes the significant inputs and assumptions used in the probability-weighted discounted cash flow approach:

	December 31,	December 31,
	2021	2020
Weighted-average cost of capital	15.0%	15.0%
Probability	5%‑10%	20%‑55%

December 31,
2021
Risk-free interest rate	3.4%
Expected volatility	25.0%
Expected discount rate	13.1%

Summary of reconciliation of level 3 fair value measurements

The following table summarizes the reconciliation of Level 3 fair value measurements (in thousands):

Contingent
Consideration
January 1, 2022	$999
Remeasurement loss/(gain) recognized in the statement of operations	(131)
September 30, 2022	$868

The following table summarizes the reconciliation of contingent consideration measured using Level 3 inputs (in thousands):

Contingent
Consideration
January 1, 2019	$—
Addition	19,562
Measurement period adjustment	5,094
December 31, 2020	24,656
Measurement period adjustment	(1,990)
Settlement	(8,203)
Remeasurement loss/(gain) recognized in the income statement	(5,503)
December 31, 2020	8,960
Addition	1,639
Net remeasurement loss/(gain) recognized in the income statement	(9,600)
December 31, 2021	$999